Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document and Entity Information
Entity Registrant Name	FRANCO NEVADA Corp
Entity Central Index Key	0001456346
Document Type	40-F
Document Period End Date	Dec. 31, 2020
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Entity Common Stock, Shares Outstanding	190,956,476
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY